UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch Natural Resources Trust
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

Country                Industry                        Shares Held   Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
Australia - 0.9%       Metals & Mining - 0.9%              153,800   Alumina Ltd.                                    $    835,540
                                                            60,500   BHP Billiton Ltd.                                  1,344,995
                                                           120,000   Newcrest Mining Ltd.                               2,075,936
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                   4,256,471
---------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%          Metals & Mining - 0.5%               43,500   Companhia Vale do Rio Doce (a)                     2,241,120
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                      2,241,120
---------------------------------------------------------------------------------------------------------------------------------
Canada - 22.8%         Canadian Independents - 18.3%       254,000   Atlas Energy Ltd. (c)                              1,292,044
                                                            47,200   Bear Ridge Resources Ltd. (c)                        227,039
                                                           119,700   Canadian Natural Resources Ltd.                    7,178,475
                                                           165,100   Chamaelo Exploration Ltd. (c)                        935,599
                                                           120,000   Clear Energy, Inc. (c)                               509,750
                                                           262,100   Compton Petroleum Corp. (c)                        3,555,326
                                                           249,700   Crew Energy, Inc. (c)                              3,683,496
                                                            88,928   Cyries Energy, Inc. (c)                            1,146,767
                                                            54,750   Dual Exploration, Inc. (c)                           100,651
                                                            74,288   Ember Resources, Inc. (c)                            486,613
                                                           261,122   EnCana Corp.                                      13,021,728
                                                           140,000   Grand Petroleum, Inc. (c)                            587,212
                                                            53,200   Husky Energy, Inc.                                 3,123,966
                                                            74,900   Kereco Energy Ltd. (c)                               822,159
                                                           286,661   Mission Oil & Gas, Inc. (c)                        3,392,196
                                                            59,300   Nexen, Inc.                                        3,457,292
                                                            21,800   Niko Resources Ltd.                                1,266,503
                                                            82,000   Oilexco, Inc. (c)                                    329,303
                                                           190,000   Pan Orient Energy Corp. (c)                          627,371
                                                            75,000   Paramount Resources Ltd. (c)                       2,784,347
                                                           126,000   Petro-Canada                                       6,184,463
                                                            92,653   ProEx Energy Ltd. (c)                              1,322,138
                                                            90,100   Real Resources, Inc. (c)                           1,827,650
                                                           287,918   Rider Resources Ltd. (c)                           4,162,484
                                                           101,300   Suncor Energy, Inc.                                8,655,091
                                                           403,500   TUSK Energy Corp. (c)                              1,386,350
                                                           175,600   Talisman Energy, Inc.                              9,894,591
                                                           212,581   Zenas Energy Corp. (c)                               891,643
                                                                                                                     ------------
                                                                                                                       82,852,247
                       ----------------------------------------------------------------------------------------------------------
                       Gold - 1.4%                          51,800   Barrick Gold Corp.                                 1,571,728
                                                           404,500   Eldorado Gold Corp. (c)                            2,108,143
                                                            67,800   Glamis Gold Ltd. (c)                               2,648,348
                                                                                                                     ------------
                                                                                                                        6,328,219
                       ----------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

Country                Industry                        Shares Held   Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.3%               30,200   Alcan, Inc.                                     $  1,578,252
                                                           211,000   Northern Orion Resources, Inc. (c)                 1,090,259
                                                            49,500   Teck Cominco Ltd. Class B                          3,404,989
                                                                                                                     ------------
                                                                                                                        6,073,500
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 1.0%            52,300   Ensign Resource Service Group                      2,188,521
                                                           138,800   Western Lakota Energy Services, Inc. (c)           2,198,652
                                                                                                                     ------------
                                                                                                                        4,387,173
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &                40,000   Calfrac Well Services Ltd.                         1,288,653
                       Services - 0.8%                     106,300   Tesco Corp. (c)                                    2,241,639
                                                                                                                     ------------
                                                                                                                        3,530,292
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                    103,171,431
---------------------------------------------------------------------------------------------------------------------------------
China - 1.2%           Metals & Mining - 1.2%               54,200   Aluminum Corp. of China Ltd. (a)                   5,322,440
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in China                       5,322,440
---------------------------------------------------------------------------------------------------------------------------------
France - 2.3%          Integrated Oil & Gas - 1.4%          45,400   Total SA (a)                                       6,266,108
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &                64,975   Technip SA (a)                                     4,021,953
                       Services - 0.9%
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                     10,288,061
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.6%       Oil & Gas Exploration &              31,400   CNOOC Ltd. (a)                                     2,596,152
                       Production - 0.6%
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                   2,596,152
---------------------------------------------------------------------------------------------------------------------------------
Italy - 1.2%           Integrated Oil & Gas - 0.3%          19,250   ENI SpA (a)                                        1,178,293
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 0.9%           164,500   Saipem SpA                                         4,121,255
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                       5,299,548
---------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%    Paper - 0.4%                        128,500   Sappi Ltd. (a)                                     1,804,140
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Africa                1,804,140
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.6%  Integrated Oil & Gas - 0.3%          18,600   BP Plc (a)                                         1,371,192
                       ----------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                85,000   Acergy SA (a)(c)                                   1,381,250
                       Fuels - 0.3%
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom          2,752,442
---------------------------------------------------------------------------------------------------------------------------------
United States - 60.0%  Chemicals - 0.6%                     33,400   E.I. du Pont de Nemours & Co.                      1,472,940
                                                            18,000   Praxair, Inc.                                      1,010,340
                                                             2,478   Tronox, Inc. Class B                                  42,869
                                                                                                                     ------------
                                                                                                                        2,526,149
                       ----------------------------------------------------------------------------------------------------------
                       Energy Equipment &                  163,800   Dresser-Rand Group, Inc. (c)                       4,090,086
                       Services - 3.0%                      28,000   Dril-Quip, Inc. (c)                                2,015,440
                                                             1,605   Hanover Compressor Co. (c)                            32,357
                                                           109,433   National Oilwell Varco, Inc. (c)                   7,547,594
                                                                                                                     ------------
                                                                                                                       13,685,477
                       ----------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 9.6%          30,200   Alon USA Energy, Inc.                                810,266
                                                            93,591   Chevron Corp.                                      5,710,923
                                                           152,675   ConocoPhillips                                    10,213,958
                                                            99,328   Exxon Mobil Corp.                                  6,265,610

Merrill Lynch Natural Resources Trust
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

Country                Industry                        Shares Held   Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                            71,200   Marathon Oil Corp.                              $  5,650,432
                                                           247,400   Murphy Oil Corp.                                  12,414,532
                                                           100,500   Williams Cos., Inc.                                2,203,965
                                                                                                                     ------------
                                                                                                                       43,269,686
                       ----------------------------------------------------------------------------------------------------------
                       Metals & Mining - 4.0%               22,900   Alcoa, Inc.                                          773,562
                                                            18,000   Arch Coal, Inc.                                    1,709,820
                                                            34,100   Consol Energy, Inc.                                2,903,956
                                                            21,800   James River Coal Co. (c)                             766,270
                                                             9,100   Newmont Mining Corp.                                 531,076
                                                           139,200   Peabody Energy Corp.                               8,889,312
                                                            22,900   Southern Copper Corp.                              2,268,245
                                                                                                                     ------------
                                                                                                                       17,842,241
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 11.6%           21,800   Diamond Offshore Drilling, Inc.                    1,978,786
                                                           107,300   ENSCO International, Inc.                          5,739,477
                                                           145,022   GlobalSantaFe Corp.                                8,876,797
                                                            47,600   Helmerich & Payne, Inc.                            3,462,424
                                                           115,000   Hercules Offshore, Inc. (c)                        4,702,350
                                                            56,600   Nabors Industries Ltd. (c)(e)                      2,112,878
                                                            70,900   Noble Corp. (e)                                    5,596,846
                                                            70,700   Pride International, Inc. (c)                      2,466,723
                                                            50,000   Rowan Cos., Inc.                                   2,216,500
                                                           113,000   Todco Class A (c)                                  5,183,310
                                                           117,100   Transocean, Inc. (c)(e)                            9,493,296
                                                            50,000   Union Drilling, Inc. (c)                             788,000
                                                                                                                     ------------
                                                                                                                       52,617,387
                       ----------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment &               113,400   Baker Hughes, Inc.                                 9,166,122
                       Services - 12.7%                    201,600   BJ Services Co.                                    7,670,880
                                                            75,100   Cooper Cameron Corp. (c)                           3,773,024
                                                            94,300   FMC Technologies, Inc. (c)                         5,146,894
                                                            34,000   Grant Prideco, Inc. (c)                            1,740,800
                                                            72,700   Halliburton Co.                                    5,681,505
                                                            24,600   Lone Star Technologies, Inc. (c)                   1,304,046
                                                            95,800   Oil States International, Inc. (c)                 3,867,446
                                                            75,800   Schlumberger Ltd.                                  5,240,812
                                                            97,400   Smith International, Inc.                          4,113,202
                                                            10,300   Superior Well Services, Inc. (c)                     333,102
                                                           174,726   Weatherford International Ltd. (c)                 9,248,247
                                                                                                                     ------------
                                                                                                                       57,286,080
                       ----------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

Country                Industry                        Shares Held   Common Stocks                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                       Oil & Gas Exploration &             126,760   Apache Corp.                                    $  9,005,030
                       Production - 13.0%                   10,600   Bill Barrett Corp. (c)                               318,423
                                                            44,100   Cabot Oil & Gas Corp. Class A                      2,172,366
                                                           235,500   CanArgo Energy Corp. (c)                             256,695
                                                            59,100   Carrizo Oil & Gas, Inc. (c)                        1,736,358
                                                            21,094   Cimarex Energy Co.                                   905,987
                                                           186,898   Devon Energy Corp.                                11,234,439
                                                            87,000   Energy Partners Ltd. (c)                           2,243,730
                                                           210,900   EOG Resources, Inc.                               14,811,507
                                                            45,800   Forest Oil Corp. (c)                               1,674,906
                                                            12,293   Kerr-McGee Corp.                                   1,227,579
                                                            69,000   Newfield Exploration Co. (c)                       3,077,400
                                                            63,800   Noble Energy, Inc.                                 2,869,724
                                                            49,400   Pioneer Natural Resources Co.                      2,115,308
                                                           156,900   Range Resources Corp.                              4,162,556
                                                            31,000   Southwestern Energy Co. (c)                        1,116,620
                                                                                                                     ------------
                                                                                                                       58,928,628
                       ----------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                62,100   Complete Production Services, Inc. (c)             1,641,303
                       Fuels - 1.7%                         37,065   Mariner Energy, Inc. (c)                             720,914
                                                            52,300   Occidental Petroleum Corp.                         5,373,302
                                                                                                                     ------------
                                                                                                                        7,735,519
                       ----------------------------------------------------------------------------------------------------------
                       Refining, Marketing &                25,400   Sunoco, Inc.                                       2,058,416
                       Transportation - 2.7%               121,000   Valero Energy Corp.                                7,833,540
                                                           114,100   Western Refining, Inc.                             2,308,242
                                                                                                                     ------------
                                                                                                                       12,200,198
                       ----------------------------------------------------------------------------------------------------------
                       Transportation - 0.3%                34,200   PHI, Inc. (c)                                      1,230,516
                       ----------------------------------------------------------------------------------------------------------
                       Utility - 0.8%                      102,000   Equitable Resources, Inc.                          3,622,020
                       ----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States         270,943,901
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $178,170,390) - 90.5%                    408,675,706
---------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                      $ 47,138,536   Merrill Lynch Liquidity Series,
                                                                     LLC Cash Sweep Series I, 4.75% (b)(d)             47,138,536
                                                         5,012,900   Merrill Lynch Liquidity Series,
                                                                     LLC Money Market Series, 4.89% (b)(d)(f)           5,012,900
---------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $52,151,436) - 11.5%                    $ 52,151,436
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $230,321,826*) - 102.0%                  460,827,142

                                                                     Liabilities in Excess of Other Assets - (2.0%)    (8,883,237)
                                                                                                                     ------------
                                                                     Net Assets - 100.0%                             $451,943,905
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 230,437,600
                                                                  =============
      Gross unrealized appreciation                               $ 230,624,424
      Gross unrealized depreciation                                    (234,882)
                                                                  -------------
      Net unrealized appreciation                                 $ 230,389,542
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                      Interest
      Affiliates                                Net Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                  $ 28,886,690       $    884,812
      Merrill Lynch Liquidity Series,
      LLC Money Market Series                  $ (7,433,400)      $     10,060
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of 4/30/2006.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Natural Resources Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Natural Resources Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Natural Resources Trust

Date: June 22, 2006